LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Weighted average lease term (in years)	4 years 8 months 12 days	1 year 4 months 24 days
Interest expense on lease liabilities	$ 130	$ 83	$ 35
Total cash outflow for leases	$ 834	$ 712	$ 584
Minimum
LEASES
Discount rate (in percent)	2.60%
Maximum
LEASES
Discount rate (in percent)	14.80%